Condensed Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Equity (Deficit) (unaudited) - USD ($) $ in Thousands	Total	Private Placement	Underwritten Public Offering	Public Offering	Common Stock	Common Stock Underwritten Public Offering	Common Stock Public Offering	Additional Paid-In Capital	Additional Paid-In Capital Private Placement	Additional Paid-In Capital Underwritten Public Offering	Additional Paid-In Capital Public Offering	Accumulated Deficit	Series A Convertible Voting Preferred Stock	Series A Convertible Voting Preferred Stock Preferred Stock	Series A Convertible Voting Preferred Stock Preferred Stock Private Placement	Series X Convertible Preferred Stock	Series X Convertible Preferred Stock Preferred Stock	Series X Convertible Preferred Stock Preferred Stock Underwritten Public Offering
Balance, beginning (in shares) at Dec. 31, 2021																	1,818,472
Balance, beginning at Dec. 31, 2021	$ 13,104				$ 1			$ 398,019				$ (384,916)					$ 0
Balance, beginning (in shares) at Dec. 31, 2021					3,393,320
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock, net of issuance costs (in shares)							32,208
Issuance of stock, net of issuance costs				$ 500							$ 500
Issuance of common stock upon vesting of restricted stock units (in shares)					27,039
Stock-based compensation	1,165							1,165
Net income (loss)	(18,474)											(18,474)
Balance, ending (in shares) at Mar. 31, 2022																1,818,472	1,818,472
Balance, ending at Mar. 31, 2022	$ (3,705)				$ 1			399,684				(403,390)					$ 0
Balance, ending (in shares) at Mar. 31, 2022	3,452,567				3,452,567
Balance, beginning (in shares) at Dec. 31, 2021																	1,818,472
Balance, beginning at Dec. 31, 2021	$ 13,104				$ 1			398,019				(384,916)					$ 0
Balance, beginning (in shares) at Dec. 31, 2021					3,393,320
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock under Employee Stock Purchase Plan	69
Net income (loss)	(34,233)
Balance, ending (in shares) at Jun. 30, 2022																1,818,472	1,818,472
Balance, ending at Jun. 30, 2022	$ (18,543)				$ 1			400,605				(419,149)					$ 0
Balance, ending (in shares) at Jun. 30, 2022	3,462,024				3,462,024
Balance, beginning (in shares) at Dec. 31, 2021																	1,818,472
Balance, beginning at Dec. 31, 2021	$ 13,104				$ 1			398,019				(384,916)					$ 0
Balance, beginning (in shares) at Dec. 31, 2021					3,393,320
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock under Employee Stock Purchase Plan	69
Net income (loss)	(19,987)
Balance, ending (in shares) at Sep. 30, 2022																1,818,472	1,818,472
Balance, ending at Sep. 30, 2022	$ (2,247)				$ 1			402,655				(404,903)					$ 0
Balance, ending (in shares) at Sep. 30, 2022	3,559,141				3,559,141
Balance, beginning (in shares) at Dec. 31, 2021																	1,818,472
Balance, beginning at Dec. 31, 2021	$ 13,104				$ 1			398,019				(384,916)					$ 0
Balance, beginning (in shares) at Dec. 31, 2021					3,393,320
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock, net of issuance costs (in shares)							170,723
Issuance of stock, net of issuance costs				2,370							2,370
Issuance of common stock upon vesting of restricted stock units (in shares)					41,380
Issuance of common stock under Employee Stock Purchase Plan (in shares)					18,168
Issuance of common stock under Employee Stock Purchase Plan	140							140
Stock-based compensation	3,532							3,532
Net income (loss)	(33,584)											(33,584)
Balance, ending (in shares) at Dec. 31, 2022																1,818,472	1,818,472
Balance, ending at Dec. 31, 2022	$ (14,438)				$ 1			404,061				(418,500)					$ 0
Balance, ending (in shares) at Dec. 31, 2022	3,623,591				3,623,591
Balance, beginning (in shares) at Mar. 31, 2022																1,818,472	1,818,472
Balance, beginning at Mar. 31, 2022	$ (3,705)				$ 1			399,684				(403,390)					$ 0
Balance, beginning (in shares) at Mar. 31, 2022	3,452,567				3,452,567
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon vesting of restricted stock units (in shares)					252
Issuance of common stock under Employee Stock Purchase Plan (in shares)					9,205
Issuance of common stock under Employee Stock Purchase Plan	$ 69							69
Stock-based compensation	852							852
Net income (loss)	(15,759)											(15,759)
Balance, ending (in shares) at Jun. 30, 2022																1,818,472	1,818,472
Balance, ending at Jun. 30, 2022	$ (18,543)				$ 1			400,605				(419,149)					$ 0
Balance, ending (in shares) at Jun. 30, 2022	3,462,024				3,462,024
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock, net of issuance costs (in shares)							83,197
Issuance of stock, net of issuance costs				1,208							1,208
Issuance of common stock upon vesting of restricted stock units (in shares)					13,920
Stock-based compensation	$ 842							842
Net income (loss)	14,246											14,246
Balance, ending (in shares) at Sep. 30, 2022																1,818,472	1,818,472
Balance, ending at Sep. 30, 2022	$ (2,247)				$ 1			402,655				(404,903)					$ 0
Balance, ending (in shares) at Sep. 30, 2022	3,559,141				3,559,141
Balance, beginning (in shares) at Dec. 31, 2022																1,818,472	1,818,472
Balance, beginning at Dec. 31, 2022	$ (14,438)				$ 1			404,061				(418,500)					$ 0
Balance, beginning (in shares) at Dec. 31, 2022	3,623,591				3,623,591
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock, net of issuance costs (in shares)						554,300	307,936											286,000
Issuance of stock, net of issuance costs			$ 17,256	8,622						$ 17,256	8,622
Issuance of common stock for exercise of options (in shares)					812
Issuance of common stock for exercise of options	$ 14							14
Issuance of common stock upon vesting of restricted stock units (in shares)					14,617
Stock-based compensation	640							640
Net income (loss)	3,013											3,013
Balance, ending (in shares) at Mar. 31, 2023																2,104,472	2,104,472
Balance, ending at Mar. 31, 2023	$ 15,107				$ 1			430,593				(415,487)					$ 0
Balance, ending (in shares) at Mar. 31, 2023	4,501,256				4,501,256
Balance, beginning (in shares) at Dec. 31, 2022																1,818,472	1,818,472
Balance, beginning at Dec. 31, 2022	$ (14,438)				$ 1			404,061				(418,500)					$ 0
Balance, beginning (in shares) at Dec. 31, 2022	3,623,591				3,623,591
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock under Employee Stock Purchase Plan	$ 63
Net income (loss)	(10,611)
Balance, ending (in shares) at Jun. 30, 2023																2,104,472	2,104,472
Balance, ending at Jun. 30, 2023	$ 2,417				$ 1			431,527				(429,111)					$ 0
Balance, ending (in shares) at Jun. 30, 2023	4,512,595				4,512,595
Balance, beginning (in shares) at Dec. 31, 2022																1,818,472	1,818,472
Balance, beginning at Dec. 31, 2022	$ (14,438)				$ 1			404,061				(418,500)					$ 0
Balance, beginning (in shares) at Dec. 31, 2022	3,623,591				3,623,591
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock, net of issuance costs (in shares)						554,300	310,983											286,000
Issuance of stock, net of issuance costs			17,256	8,698						17,256	8,698
Issuance of common stock for exercise of options (in shares)					812
Issuance of common stock for exercise of options	$ 14							14
Issuance of common stock upon vesting of restricted stock units (in shares)					23,068
Issuance of common stock under Employee Stock Purchase Plan (in shares)					8,060
Issuance of common stock under Employee Stock Purchase Plan	63							63
Stock-based compensation	2,231							2,231
Net income (loss)	(19,718)											(19,718)
Balance, ending (in shares) at Sep. 30, 2023																2,104,472	2,104,472
Balance, ending at Sep. 30, 2023	$ (5,894)				$ 1			432,323				(438,218)					$ 0
Balance, ending (in shares) at Sep. 30, 2023	4,520,814				4,520,814
Balance, beginning (in shares) at Dec. 31, 2022																1,818,472	1,818,472
Balance, beginning at Dec. 31, 2022	$ (14,438)				$ 1			404,061				(418,500)					$ 0
Balance, beginning (in shares) at Dec. 31, 2022	3,623,591				3,623,591
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock, net of issuance costs (in shares)						554,300	310,983											286,000
Issuance of stock, net of issuance costs			$ 17,256	8,699						$ 17,256	8,699
Issuance of common stock for exercise of options (in shares)	1,287				1,287
Issuance of common stock for exercise of options	$ 21							21
Issuance of common stock upon vesting of restricted stock units (in shares)					24,487
Issuance of common stock under Employee Stock Purchase Plan (in shares)					15,465
Issuance of common stock under Employee Stock Purchase Plan	122							122
Stock-based compensation	3,061							3,061
Net income (loss)	(22,931)											(22,931)
Balance, ending (in shares) at Dec. 31, 2023													0	0		2,104,472	2,104,472
Balance, ending at Dec. 31, 2023	$ (8,210)				$ 1			433,220				(441,431)		$ 0			$ 0
Balance, ending (in shares) at Dec. 31, 2023	4,530,113				4,530,113
Balance, beginning (in shares) at Mar. 31, 2023																2,104,472	2,104,472
Balance, beginning at Mar. 31, 2023	$ 15,107				$ 1			430,593				(415,487)					$ 0
Balance, beginning (in shares) at Mar. 31, 2023	4,501,256				4,501,256
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock, net of issuance costs (in shares)							3,047
Issuance of stock, net of issuance costs											$ 76
Issuance of common stock upon vesting of restricted stock units (in shares)					232
Issuance of common stock under Employee Stock Purchase Plan (in shares)					8,060
Issuance of common stock under Employee Stock Purchase Plan	$ 63							63
Stock-based compensation	795							795
Net income (loss)	(13,624)			$ 76								(13,624)
Balance, ending (in shares) at Jun. 30, 2023																2,104,472	2,104,472
Balance, ending at Jun. 30, 2023	$ 2,417				$ 1			431,527				(429,111)					$ 0
Balance, ending (in shares) at Jun. 30, 2023	4,512,595				4,512,595
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon vesting of restricted stock units (in shares)					8,219
Stock-based compensation	$ 796							796
Net income (loss)	(9,107)											(9,107)
Balance, ending (in shares) at Sep. 30, 2023																2,104,472	2,104,472
Balance, ending at Sep. 30, 2023	$ (5,894)				$ 1			432,323				(438,218)					$ 0
Balance, ending (in shares) at Sep. 30, 2023	4,520,814				4,520,814
Balance, beginning (in shares) at Dec. 31, 2023													0	0		2,104,472	2,104,472
Balance, beginning at Dec. 31, 2023	$ (8,210)				$ 1			433,220				(441,431)		$ 0			$ 0
Balance, beginning (in shares) at Dec. 31, 2023	4,530,113				4,530,113
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock, net of issuance costs (in shares)															240,000
Issuance of stock, net of issuance costs		$ 239,095							$ 239,095
Issuance of common stock for exercise of options (in shares)	0
Issuance of common stock upon conversion of Series A Convertible Voting Preferred Stock (in shares)					2,469,250									(35,275)
Issuance of common stock upon vesting of restricted stock units (in shares)					40,220
Issuance of common stock under Employee Stock Purchase Plan (in shares)					7,050
Issuance of common stock under Employee Stock Purchase Plan	$ 55							55
Value of shares withheld to fund payroll taxes	(39)							(39)
Stock-based compensation	2,249							2,249
Net income (loss)	(117,520)											(117,520)
Balance, ending (in shares) at Sep. 30, 2024													204,725	204,725		2,104,472	2,104,472
Balance, ending at Sep. 30, 2024	$ 115,630				$ 1			$ 674,580				$ (558,951)		$ 0			$ 0
Balance, ending (in shares) at Sep. 30, 2024	7,046,633				7,046,633